Supplemental information on statement of cash flows (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Supplemental Information On Statement Of Cash Flows
Cash and cash equivalents in statements of financial position	$ 7,996	$ 10,467
Cash and cash equivalents classified as assets held for sale		13
Cash and cash equivalents according to Statements of Cash Flows (opening balance)	7,996	10,480
Total cash and cash equivalents	10,351	16,287	$ 7,996
Cash and cash equivalents classified as assets held for sale		7
Cash and cash equivalents according to Statements of Cash Flows (closing balance)	$ 10,351	$ 16,294